Cost of sales (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cost of sales [Line Items]
Administrative expenses	$ 78,760	$ 83,597	$ 81,692
Labour [Member]
Disclosure of cost of sales [Line Items]
Payment of Union Agreement Bonus	69,000
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Increase decrease in labor costs related to profit sharing	60,200	86,400	36,800
Administrative expenses	$ 0	$ 0	$ 0